Other financial assets (including non-quasi equity loans to equity accounted units) - Summary of other financial assets including non-quasi equity loans to equity accounted units (Parenthetical) (Detail) - USD ($)
$ in Millions
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Other Assets [Abstract]
Highly liquid financial assets held in managed investment funds classified as held for trading	$ 2,522	$ 958